Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Segments

Note 12 – Segments

Financial Information

As discussed in Note 1, on September 30, 2015, the Company contributed 100% of its interest in Crestwood Operations to Crestwood Midstream and as a result, we modified our segments and our financial statements to reflect three operating and reportable segments: (i) gathering and processing operations; (ii) storage and transportation operations; and (iii) marketing, supply and logistics operations (formerly NGL and crude services operations). Consequently, the results of our Arrow operations are now reflected in our gathering and processing operations for all periods presented and our COLT and PRBIC operations are now reflected in our storage and transportation operations for all periods presented. These respective operations were previously included in our NGL and crude services operations. Our corporate operations include all general and administrative expenses that are not allocated to our reportable segments. For a further description of our operating and reporting segments, see Note 1. We assess the performance of our operating segments based on EBITDA, a non-GAAP financial measure, which is defined as income before income taxes, plus debt-related costs (net interest and debt expense) and depreciation, amortization and accretion expense.

Below is a reconciliation of CEQP’s net income to EBITDA (in millions):

	Three Months Ended March 31,
	2016	2015
Net income (loss)	$(93.7)	$18.1
Add:
Interest and debt expense, net	36.1	33.6
Provision for income taxes	—	0.4
Depreciation, amortization and accretion	62.3	74.2

EBITDA	$4.7	$126.3

The following tables summarize CEQP’s reportable segment data for the three months ended March 31, 2016 and 2015 (in millions). Included in earnings from unconsolidated affiliates below was approximately $2.6 million and $3.1 million of depreciation and amortization expense and gains (losses) on long-lived assets, net related to our equity investments for the three months ended March 31, 2016 and 2015, respectively.

	Three Months Ended March 31, 2016
	Gathering and Processing	Storage and Transportation	Marketing, Supply and Logistics	Corporate	Total
Revenues	$238.9	$59.4	$237.7	$—	$536.0
Intersegment revenues	20.5	0.4	(20.9)	—	—
Costs of product/services sold	179.8	2.9	180.7	—	363.4
Operations and maintenance expense	17.8	7.2	16.8	—	41.8
General and administrative expense	—	—	—	23.0	23.0
Goodwill impairment	(8.6)	(13.7)	(87.4)	—	(109.7)
Earnings from unconsolidated affiliates, net	5.1	1.4	—	—	6.5
Other income, net	—	—	—	0.1	0.1

EBITDA	$58.3	$37.4	$(68.1)	$(22.9)	$4.7

Goodwill	$45.9	$757.5	$172.4	$—	$975.8
Total assets	$2,321.2	$2,185.7	$924.4	$138.7	$5,570.0
Purchases of property, plant and equipment	$44.3	$3.3	$7.1	$0.9	$55.6

	Three Months Ended March 31, 2015
	Gathering and Processing	Storage and Transportation	Marketing, Supply and Logistics	Corporate	Total
Revenues	$350.3	$67.6	$313.6	$—	$731.5
Intersegment revenues	10.1	—	(10.1)	—	—
Costs of product/services sold	266.7	5.3	257.7	—	529.7
Operations and maintenance expense	24.1	6.4	20.1	—	50.6
General and administrative expense	—	—	—	27.5	27.5
Loss on long-lived assets	(0.3)	(0.7)	—	—	(1.0)
Earnings from unconsolidated affiliates, net	2.5	0.9	—	—	3.4
Other income, net	—	—	—	0.2	0.2

EBITDA	$71.8	$56.1	$25.7	$(27.3)	$126.3

Purchases of property, plant and equipment	$36.2	$4.1	$6.9	$0.2	$47.4

Below is a reconciliation of CMLP’s net income to EBITDA (in millions):

	Three Months Ended March 31,
	2016	2015
Net income (loss)	$(95.3)	$29.1
Add:
Interest and debt expense, net	36.1	29.9
Provision (benefit) for income taxes	(0.2)	0.4
Depreciation, amortization and accretion	64.9	68.8

EBITDA	$5.5	$128.2

The following tables summarize CMLP’s reportable segment data for the three months ended March 31, 2016 and 2015 (in millions). Included in earnings from unconsolidated affiliates below was approximately $2.6 million and $3.1 million of depreciation and amortization expense and gains (losses) on long-lived assets, net related to our equity investments for the years ended March 31, 2016 and 2015, respectively.

	Three Months Ended March 31, 2016
	Gathering and Processing	Storage and Transportation	Marketing, Supply and Logistics	Corporate	Total
Revenues	$238.9	$59.4	$237.7	$—	$536.0
Intersegment revenues	20.5	0.4	(20.9)	—	—
Costs of product/services sold	179.8	2.9	180.7	—	363.4
Operations and maintenance expense	17.8	7.1	16.8	—	41.7
General and administrative expense	—	—	—	22.2	22.2
Goodwill impairment	(8.6)	(13.7)	(87.4)	—	(109.7)
Earnings from unconsolidated affiliates, net	5.1	1.4	—	—	6.5

EBITDA	$58.3	$37.5	$(68.1)	$(22.2)	$5.5

Goodwill	$45.9	$757.5	$172.4	$—	$975.8
Total assets	$2,534.1	$2,185.0	$924.4	$123.9	$5,767.4
Purchases of property, plant and equipment	$44.3	$3.3	$7.1	$0.9	$55.6

	Three Months Ended March 31, 2015
	Gathering and Processing	Storage and Transportation	Marketing, Supply and Logistics	Corporate	Total
Revenues	$350.3	$67.6	$313.6	$—	$731.5
Intersegment revenues	10.1	—	(10.1)	—	—
Costs of product/services sold	266.7	5.3	257.7	—	529.7
Operations and maintenance expense	24.1	6.4	20.1	—	50.6
General and administrative expense	—	—	—	25.6	25.6
Loss on long-lived assets	(0.3)	(0.5)	—	—	(0.8)
Earnings from unconsolidated affiliates, net	2.5	0.9	—	—	3.4

EBITDA	$71.8	$56.3	$25.7	$(25.6)	$128.2

Purchases of property, plant and equipment	$36.2	$4.1	$6.9	$0.2	$47.4

Note 17—Segments

Financial Information

As discussed in Note 1, on September 30, 2015, the Company contributed 100% of its interest in Crestwood Operations to Crestwood Midstream and as a result, we modified our segments and our financial statements now reflect three operating and reportable segments: (i) gathering and processing operations; (ii) storage and transportation operations; and (iii) marketing, supply and logistics operations (formerly NGL and crude services operations). Consequently, the results of our Arrow operations are now reflected in our gathering and processing operations for all periods presented and our COLT and PRBIC operations are now reflected in our storage and transportation operations for all periods presented. These respective operations were previously included in our NGL and crude services operations. Our corporate operations include all general and administrative expenses that are not allocated to our reportable segments. For a further description of our operating and reporting segments, see Note 1. We assess the performance of our operating segments based on EBITDA, which is defined as income before income taxes, plus debt-related costs (net interest and debt expense and loss on modification/extinguishment of debt) and depreciation, amortization and accretion expense.

Below is a reconciliation of CEQP’s net income to EBITDA (in millions):

	Year Ended December 31,
	2015	2014	2013
Net loss	$(2,303.7)	$(10.4)	$(50.6)
Add:
Interest and debt expense, net	140.1	127.1	77.9
Loss on modification/extinguishment of debt	20.0	—	—
Provision (benefit) for income taxes	(1.4)	1.1	1.0
Depreciation, amortization and accretion	300.1	285.3	167.9

EBITDA	$(1,844.9)	$403.1	$196.2

The following tables summarize CEQP’s reportable segment data for the years ended December 31, 2015, 2014 and 2013 (in millions). Included in earnings (loss) from unconsolidated affiliates below was approximately $86.1 million, $7.6 million and $2.6 million of depreciation and amortization expense and gains (losses) on long-lived assets, net related to our equity investments for the years ended December 31, 2015, 2014 and 2013, respectively.

	Year Ended December 31, 2015
	Gathering and Processing	Storage and Transportation	Marketing, Supply and Logistics	Corporate	Total
Revenues	$1,381.0	$266.3	$985.5	$—	$2,632.8
Intersegment revenues	66.7	—	(66.7)	—	—
Costs of product/services sold	1,103.9	20.1	759.5	—	1,883.5
Operations and maintenance expense	89.0	31.7	69.5	—	190.2
General and administrative expense	—	—	—	116.3	116.3
Loss on long-lived assets, net	(787.3)	(1.6)	(32.3)	—	(821.2)
Goodwill impairment	(329.7)	(623.4)	(453.2)	—	(1,406.3)
Loss from unconsolidated affiliates, net	(43.4)	(17.4)	—	—	(60.8)
Other income, net	—	—	—	0.6	0.6

EBITDA	$(905.6)	$(427.9)	$(395.7)	$(115.7)	$(1,844.9)

Goodwill	$54.5	$771.2	$259.8	$—	$1,085.5
Total assets	$2,325.2	$2,217.4	$1,083.7	$177.4	$5,803.7
Purchases of property, plant and equipment	$132.7	$26.4	$22.8	$0.8	$182.7

	Year Ended December 31, 2014
	Gathering and Processing	Storage and Transportation	Marketing, Supply and Logistics	Corporate	Total
Revenues	$2,166.8	$264.6	$1,499.9	$—	$3,931.3
Intersegment revenues	50.0	—	(50.0)	—	—
Costs of product/services sold	1,859.9	33.3	1,272.1	—	3,165.3
Operations and maintenance expense	102.8	28.8	71.7	—	203.3
General and administrative expense	—	—	—	100.2	100.2
Gain (loss) on long-lived assets	(32.7)	33.8	(3.0)	—	(1.9)
Goodwill impairment	(18.5)	—	(30.3)	—	(48.8)
Loss on contingent consideration	(8.6)	—	—	—	(8.6)
Earnings (loss) from unconsolidated affiliates	0.5	(1.2)	—	—	(0.7)
Other income, net	—	—	—	0.6	0.6

EBITDA	$194.8	$235.1	$72.8	$(99.6)	$403.1

Goodwill	$384.2	$1,394.6	$713.0	$—	$2,491.8
Total assets	$3,593.6	$2,423.3	$2,240.6	$203.9	$8,461.4
Purchases of property, plant and equipment	$327.9	$37.0	$50.9	$8.2	$424.0

	Year Ended December 31, 2013
	Gathering and Processing	Storage and Transportation	Marketing, Supply and Logistics	Corporate	Total
Revenues	$510.0	$130.9	$785.8	$—	$1,426.7
Costs of product/services sold	267.5	19.7	715.1	—	1,002.3
Operations and maintenance expense	58.7	14.2	31.7	—	104.6
General and administrative expense	—	—	—	93.5	93.5
Gain (loss) on long-lived assets	5.4	—	(0.1)	—	5.3
Goodwill impairment	(4.1)	—	—	—	(4.1)
Gain on contingent consideration	(31.4)	—	—	—	(31.4)
Earnings (loss) from unconsolidated affiliates	0.1	(0.2)	—	—	(0.1)
Other income, net	—	—	—	0.2	0.2

EBITDA	$153.8	$96.8	$38.9	$(93.3)	$196.2

Purchases of property, plant and equipment	$290.7	$43.4	$11.9	$1.0	$347.0

Below is a reconciliation of CMLP’s net income to EBITDA (in millions):

	Year Ended December 31,
	2015	2014	2013
Net income (loss)	$(1,410.6)	$14.7	$(12.4)
Add:
Interest and debt expense, net	130.5	111.4	71.7
Loss on modification/extinguishment of debt	18.9	—	—
Provision for income taxes	—	0.9	0.7
Depreciation, amortization and accretion	278.5	255.4	139.4

EBITDA	$(982.7)	$382.4	$199.4

The following tables summarize CMLP’s reportable segment data for the years ended December 31, 2015, 2014 and 2013 (in millions). Included in earnings from unconsolidated affiliates below was approximately $86.1 million, $7.6 million and $2.6 million of depreciation and amortization expense and gains (losses) on long-lived assets, net related to our equity investments for the years ended December 31, 2015, 2014 and 2013, respectively.

	Year Ended December 31, 2015
	Gathering and Processing	Storage and Transportation	Marketing, Supply and Logistics	Corporate	Total
Revenues	$1,381.0	$266.3	$985.5	$—	$2,632.8
Intersegment revenues	66.7	—	(66.7)	—	—
Costs of product/services sold	1,103.9	20.1	759.5	—	1,883.5
Operations and maintenance expense	89.0	30.2	69.5	—	188.7
General and administrative expense	—	—	—	105.6	105.6
Loss on long-lived assets, net	(194.1)	(1.4)	(32.3)	—	(227.8)
Goodwill impairment	(72.5)	(623.4)	(453.2)	—	(1,149.1)
Loss from unconsolidated affiliates, net	(43.4)	(17.4)	—	—	(60.8)

EBITDA	$(55.2)	$(426.2)	$(395.7)	$(105.6)	$(982.7)

Goodwill	$54.5	$771.2	$259.8	$—	$1,085.5
Total assets	$2,541.6	$2,216.7	$1,083.7	$162.5	$6,004.5
Purchases of property, plant and equipment	$132.7	$26.4	$22.8	$0.8	$182.7

	Year Ended December 31, 2014
	Gathering and Processing	Storage and Transportation	Marketing, Supply and Logistics	Corporate	Total
Revenues	$2,166.8	$250.8	$1,499.9	$—	$3,917.5
Intersegment revenues	50.0	—	(50.0)	—	—
Costs of product/services sold	1,859.9	22.8	1,272.1	—	3,154.8
Operations and maintenance expense	102.8	22.1	70.5	—	195.4
General and administrative expense	—	—	—	91.7	91.7
Gain (loss) on long-lived assets, net	(32.7)	0.6	(3.0)	—	(35.1)
Goodwill impairment	(18.5)	—	(30.3)	—	(48.8)
Loss on contingent consideration	(8.6)	—	—	—	(8.6)
Earnings (loss) from unconsolidated affiliates, net	0.5	(1.2)	—	—	(0.7)

EBITDA	$194.8	$205.3	$74.0	$(91.7)	$382.4

Goodwill	$127.0	$1,394.6	$713.0	$—	$2,234.6
Total assets	$2,941.6	$2,423.3	$2,240.6	$179.7	$7,785.2
Purchases of property, plant and equipment	$327.9	$36.4	$50.9	$6.5	$421.7

	Year Ended December 31, 2013
	Gathering and Processing	Storage and Transportation	Marketing, Supply and Logistics	Corporate	Total
Revenues	$510.0	$116.8	$785.8	$—	$1,412.6
Costs of product/services sold	267.5	12.8	715.1	—	995.4
Operations and maintenance expense	58.7	12.4	32.3	—	103.4
General and administrative expense	—	—	—	84.1	84.1
Gain on long-lived assets	5.4	—	(0.1)	—	5.3
Goodwill impairment	(4.1)	—	—	—	(4.1)
Loss on contingent consideration	(31.4)	—	—	—	(31.4)
Earnings (loss) from unconsolidated affiliates, net	0.1	(0.2)	—	—	(0.1)

EBITDA	$153.8	$91.4	$38.3	$(84.1)	$199.4

Purchases of property, plant and equipment	$290.7	$35.7	$11.9	$1.0	$339.3

Major Customers

No customer accounted for 10% or more of our total consolidated revenues for the years ended December 31, 2015 and 2013 at CEQP or CMLP. For the year ended December 31, 2014, we had revenues from Tesoro Corporation (Tesoro) of $465.2 million which exceeded 10% of the total consolidated revenues at CEQP and CMLP. Revenues from Tesoro are reflected in each of our reportable segments.